Film Related Obligations - Additional Information (Detail) - USD ($) $ in Millions			1 Months Ended	4 Months Ended	7 Months Ended
	Dec. 31, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2023	Mar. 31, 2023	Mar. 31, 2023	Aug. 30, 2022	Mar. 31, 2022
Disclosure In Entirety Of Film Related Obligations [Line Items]
Line of credit facility moratorium period						90 days
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member]
Disclosure In Entirety Of Film Related Obligations [Line Items]
Long term debt gross	$ 1,604.4	$ 1,259.9		$ 1,259.9	$ 1,259.9	$ 1,259.9		$ 1,482.7
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] | Film Related Obligations [Member]
Disclosure In Entirety Of Film Related Obligations [Line Items]
Long term debt gross	$ 1,821.5	$ 1,951.5		$ 1,951.5	$ 1,951.5	$ 1,951.5		1,313.8
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] | Film Related Obligations [Member] | Production Loans [Member]
Disclosure In Entirety Of Film Related Obligations [Line Items]
Long term debt weighted average interest rate	6.91%	6.74%		6.74%	6.74%	6.74%
Long term debt gross	$ 1,279.2	$ 1,349.9		$ 1,349.9	$ 1,349.9	$ 1,349.9		966.3
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] | Film Related Obligations [Member] | Production Loans [Member] | Secured Portion [Member]
Disclosure In Entirety Of Film Related Obligations [Line Items]
Long term debt gross	1,109.2	1,277.8		1,277.8	1,277.8	1,277.8
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] | Film Related Obligations [Member] | Production Loans [Member] | Unsecured Portion [Member]
Disclosure In Entirety Of Film Related Obligations [Line Items]
Long term debt gross	170.0	72.1		72.1	72.1	72.1
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] | Film Related Obligations [Member] | Production Tax Credit Facility [Member]
Disclosure In Entirety Of Film Related Obligations [Line Items]
Long term debt gross	250.0	231.8		231.8	231.8	231.8		224.0
Line of credit maximum borrowing capacity	$ 250.0	$ 235.0		$ 235.0	$ 235.0	$ 235.0
Debt instrument effective interest rate percentage	6.95%	6.41%		6.41%	6.41%	6.41%
Line of credit current Borrowing capacity		$ 3.2		$ 3.2	$ 3.2	$ 3.2
Line of credit facility expiration date	Jan. 27, 2025	Jan. 27, 2025
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] | Film Related Obligations [Member] | Production Tax Credit Facility [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member]
Disclosure In Entirety Of Film Related Obligations [Line Items]
Debt instrument additional margin percentage	1.50%	1.50%
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] | Film Related Obligations [Member] | Production Tax Credit Facility [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member] | Minimum [Member]
Disclosure In Entirety Of Film Related Obligations [Line Items]
Debt instrument variable interest rate spread	0.10%	0.10%
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] | Film Related Obligations [Member] | Production Tax Credit Facility [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member] | Maximum [Member]
Disclosure In Entirety Of Film Related Obligations [Line Items]
Debt instrument variable interest rate spread	0.25%	0.25%
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] | Film Related Obligations [Member] | Production Tax Credit Facility [Member] | Base Rate [Member]
Disclosure In Entirety Of Film Related Obligations [Line Items]
Debt instrument variable interest rate spread	0.50%	0.50%
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] | Film Related Obligations [Member] | IP Credit Facility [Member]
Disclosure In Entirety Of Film Related Obligations [Line Items]
Long term debt gross	$ 117.3	$ 143.8		143.8	143.8	143.8		123.5
Line of credit maximum borrowing capacity	$ 161.9	$ 161.9		$ 161.9	$ 161.9	$ 161.9
Line of credit facility expiration date	Jul. 30, 2027	Jul. 30, 2027
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] | Film Related Obligations [Member] | IP Credit Facility [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member]
Disclosure In Entirety Of Film Related Obligations [Line Items]
Debt instrument additional margin percentage	2.25%	2.25%
Long Term Debt Floor Interest Rate Percentage	0.25%	0.25%		0.25%	0.25%	0.25%
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] | Film Related Obligations [Member] | IP Credit Facility [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member] | Minimum [Member]
Disclosure In Entirety Of Film Related Obligations [Line Items]
Debt instrument variable interest rate spread	0.11%	0.11%
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] | Film Related Obligations [Member] | IP Credit Facility [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member] | Maximum [Member]
Disclosure In Entirety Of Film Related Obligations [Line Items]
Debt instrument variable interest rate spread	0.26%	0.26%
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] | Film Related Obligations [Member] | IP Credit Facility [Member] | Base Rate [Member]
Disclosure In Entirety Of Film Related Obligations [Line Items]
Debt instrument variable interest rate spread	1.25%	1.25%
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] | Film Related Obligations [Member] | Back Log Facility And Other [Member]
Disclosure In Entirety Of Film Related Obligations [Line Items]
Long term debt gross	$ 175.0	$ 226.0		$ 226.0	$ 226.0	$ 226.0		0.0
Line of credit maximum borrowing capacity		175.0		175.0	175.0	$ 175.0
Line of credit facility expiration date						May 16, 2025
Line of credit expiration period						2 years
Line of credit facility outstanding		175.0		175.0	175.0	$ 175.0		$ 0.0
Line of credit facility remaining borrowing capacity	$ 0.0	0.0		$ 0.0	$ 0.0	0.0
Proceeds from line of credit			$ 118.6
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] | Film Related Obligations [Member] | Back Log Facility And Other [Member] | September Two Thousand And Twenty Two Distribution Loan [Member]
Disclosure In Entirety Of Film Related Obligations [Line Items]
Line of credit facility expiration date					Mar. 28, 2026
Proceeds from long term line of credit					$ 43.4
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] | Film Related Obligations [Member] | Back Log Facility And Other [Member] | December Two Thousand And Twenty Two Distribution Loan [Member]
Disclosure In Entirety Of Film Related Obligations [Line Items]
Line of credit facility expiration date				Nov. 01, 2025
Proceeds from long term line of credit				$ 16.2
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] | Film Related Obligations [Member] | Back Log Facility And Other [Member] | September Two Thousand And Twenty Two And December Two Thousand And Twenty Two Distribution Loan [Member]
Disclosure In Entirety Of Film Related Obligations [Line Items]
Line of credit maximum borrowing capacity		18.7		18.7	18.7	18.7
Line of credit facility outstanding		$ 51.0		$ 51.0	$ 51.0	$ 51.0
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] | Film Related Obligations [Member] | Back Log Facility And Other [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member]
Disclosure In Entirety Of Film Related Obligations [Line Items]
Debt instrument additional margin percentage						1.15%
Debt instrument effective interest rate percentage	6.60%						6.06%
Debt instrument potential additional margin percentage one						1.25%
Debt instrument potential additional margin percentage two						1.50%
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] | Film Related Obligations [Member] | Back Log Facility And Other [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member] | September Two Thousand And Twenty Two Distribution Loan [Member]
Disclosure In Entirety Of Film Related Obligations [Line Items]
Debt instrument variable interest rate spread					0.11%
Debt instrument additional margin percentage					1.50%
Debt instrument effective interest rate percentage		6.42%		6.42%	6.42%	6.42%
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] | Film Related Obligations [Member] | Back Log Facility And Other [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member] | December Two Thousand And Twenty Two Distribution Loan [Member]
Disclosure In Entirety Of Film Related Obligations [Line Items]
Debt instrument variable interest rate spread				0.11%
Debt instrument additional margin percentage				2.10%
Debt instrument effective interest rate percentage		7.02%		7.02%	7.02%	7.02%
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] | Film Related Obligations [Member] | Back Log Facility And Other [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member] | Minimum [Member]
Disclosure In Entirety Of Film Related Obligations [Line Items]
Debt instrument variable interest rate spread						0.10%
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] | Film Related Obligations [Member] | Back Log Facility And Other [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member] | Maximum [Member]
Disclosure In Entirety Of Film Related Obligations [Line Items]
Debt instrument variable interest rate spread						0.25%